STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2011
Stock Option and Warrants Disclosure [Abstract]
STOCK OPTIONS AND WARRANTS

NOTE 9 – STOCK OPTIONS AND WARRANTS

Stock Options

In December 1999, our Board of Directors and shareholders adopted our 1999 Officers and Employees Stock Option Plan, or the Employee Plan, and the 1999 Directors and Consultants Stock Option Plan, or the Director Plan. The Employee Plan and the Director Plan are collectively referred to herein as the Plans. The Plans are administered by the Board of Directors and the Compensation Committee. The objectives of the Plans include attracting and retaining key personnel by encouraging stock ownership in the Company by such persons. In February 2010 the Directors & Consultants Plan was amended to extend the termination date of the Plan to December 1, 2011.

As of December 31, 2011, the Company does not have a stock option plan.

A summary of options at December 31, 2011 and activity during the year then ended is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Options outstanding at January 1, 2010	2,252,334	$3.28	5.4
Granted	1,764,940	$0.32
Exercised	(831,526)	$0.001
Forfeited/Expired	(1,027,301)	$2.62
Options outstanding at December 31, 2010	2,158,447	$2.79	6.8
Granted	4,620,092	$0.057
Exercised	(1,982,995)	$0.001
Forfeited/Expired	(159,226)	$1.80
Options outstanding at December 31, 2011	4,636,318	$1.20	8.1
Options exercisable at December 31, 2011	2,967,426	$1.74	7.4
Available for grant at December 31, 2011	0

The following information applies to options outstanding and exercisable at December 31, 2011:

	Options Outstanding			Options Exercisable
	Shares	Weighted- Average Remaining Contractual Term	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$0.00 – $0.70	3,494,360	9.4	$0.19	1,846,161	$0.18
$0.71 – $1.28	324,780	6.3	$0.77	315,712	$0.76
$5.25 – $5.67	770,810	3.4	$5.58	759,185	$5.58
$7.69	39,572	4.7	$7.69	39,572	$7.69
$8.47	6,796	5.3	$8.47	6,796	$8.47
	4,636,318	8.1	$1.20	2,967,426	$1.74

During the year ended December 31, 2011, the Company granted an aggregate of 4,620,092 non employee stock options in connection with services rendered at the exercise price of $0.001 per share.

The fair values of the vesting non employee options for the year ended December 31, 2011 were determined using the Black Scholes option pricing model with the following assumptions: Dividend yield: 0%; Volatility: 143.99% to 164.59%; and Risk free rate: 1.80% to 3.48%.

During the year ended December 31, 2011, the Company granted an aggregate of 2,770,000 employee and director stock options in connection services rendered at the exercise prices from of $0.07 to $0.21 per share vesting immediate to four years from the date of issuance.

The fair values of the employee and Director options granted were determined using the Black Scholes option pricing model with the following assumptions: Dividend yield: 0%; Volatility: 164.73% to 165.36%; and Risk free rate: 2.24% to 2.28%.

The fair value of all options vesting during the year ended December 31, 2011 and 2010 of $409,314 and $248,457, respectively, was charged to current period operations.

Warrants

A summary of warrants at December 31, 2011 and activity during the year then ended is presented below:

	Shares	Weighted-Average Exercise Price		Weighted- Average Remaining Contractual Term (in years)
Outstanding at January 1, 2010	7,355,057		$3.06	9.4
Issued	6,693,712		$0.78
Exercised	—		$0.00
Forfeited	(128,040)		$0.74
Outstanding at December 31, 2010	13,920,729		$1.98	5.8
Issued	20,817,034		$0.07
Exercised	—	$
Forfeited	(2,127,688)		$0.69
Outstanding at December 31, 2011	32,610,075		$0.86	3.8
Exercisable at December 31, 2011	15,851,960		$0.97	3.7

During the year ended December 31, 2011, the Company issued an aggregate of 20,817,034 warrants to purchase the Company’s common stock from $0.03 to $0.65 per share expiring three years from the date of issuance in connection with the sale of the Company’s common stock.

The following information applies to warrants outstanding and exercisable at December 31, 2011:

	Warrants Outstanding			Warrants Exercisable
	Shares	Weighted- Average Remaining Contractual Term	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
0.01 - $0.50	23,226,720	2.8	$0.09	8,013,055	0.16
0.52 - $0.68	3,800,078	5.5	$0.59	3,800,078	$0.59
0.70 - $1.62	2,626,285	3.3	$0.79	2,626,285	$0.79
1.81 – $2.61	33,710	0.7	$1.90	33,710	$1.90
3.60 – $4.93	105,000	1.7	$4.87	105,000	$4.87
5.67 – $7.69	2,818,282	10.5	$7.50	1,273,832	$7.26
	32,610,075	3.8	$0.86	15,851,960	$0.97